Other Administrative Expenses (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Approximate value of taxes	R$ 5,711	R$ 5,687